Income taxes	12 Months Ended
Dec. 31, 2020
Income Tax Disclosure [Abstract]
Income taxes	Income taxes
The components of the income tax provision are as follows:

Provision for income taxes	Year ended Dec. 31,
(in millions)	2020	2019	2018
Current tax expense:
Federal	$465	$592	$902
Foreign	407	484	442
State and local	163	113	119
Total current tax expense	1,035	1,189	1,463
Deferred tax (benefit) expense:
Federal	(145)	(3)	(556)
Foreign	16	(13)	9
State and local	(64)	(53)	22
Total deferred tax (benefit)	(193)	(69)	(525)
Provision for income taxes	$842	$1,120	$938
In December 2017, the Tax Cuts and Jobs Act of 2017 (“U.S. tax legislation”) was signed into law and the Securities and Exchange Commission staff issued Staff Accounting Bulletin No.118 (“SAB 118”). SAB 118 allowed companies up to one year to complete and record the income tax impact of the U.S. tax legislation. In 2018, a $106 million tax benefit was recorded for U.S. tax legislation.

The components of income before taxes are as follows:

Income before taxes	Year ended Dec. 31,
(in millions)	2020	2019	2018
Domestic	$2,698	$3,516	$3,008
Foreign	1,770	2,071	2,184
Income before taxes	$4,468	$5,587	$5,192

The components of our net deferred tax liability are as follows:

Net deferred tax liability	Dec. 31,
(in millions)	2020	2019
Depreciation and amortization	$2,197	$2,136
Pension obligation	299	282
Renewable energy investment	278	268
Other liabilities	233	229
Securities valuation	118	1
Equity investments	61	63
Lease financings	23	42
Other assets	(57)	(43)
Credit losses on loans	(118)	(46)
Reserves not deducted for tax	(118)	(120)
Employee benefits	(259)	(257)
U.S. foreign tax credits	(62)	(39)
Valuation allowance	62	39
Net deferred tax liability	$2,657	$2,555

As of Dec. 31, 2020, BNY Mellon had $62 million of U.S. foreign tax credit carryforwards which will begin to expire in 2029. We believe it is more likely than not that the benefit from these foreign tax credits will not be realized. Accordingly, we have recorded a valuation allowance of $62 million. We believe it is more likely than not that we will fully realize our remaining deferred tax assets. This conclusion is based on historical financial results and profit forecasts.

As of Dec. 31, 2020, we had approximately $340 million of earnings attributable to foreign subsidiaries that have been permanently reinvested abroad and for which no local distribution tax provision has been recorded. If these earnings were to be repatriated, the estimated tax liability as of Dec. 31, 2020 would be up to $80 million.

The statutory federal income tax rate is reconciled to our effective income tax rate below:

Effective tax rate	Year ended Dec. 31,
	2020	2019	2018
Federal rate	21.0%	21.0%	21.0%
State and local income taxes, net of federal income tax benefit	1.8	0.9	2.1
Foreign operations	1.5	2.4	0.5
Tax credits	(4.1)	(3.2)	(3.3)
Tax-exempt income	(1.0)	(0.7)	(0.8)
Federal Deposit Insurance Corporation (“FDIC”) assessment	0.3	0.2	0.5
Stock compensation	—	(0.4)	(0.6)
U.S. tax legislation	—	—	(1.7)
Other – net	(0.7)	(0.2)	0.4
Effective tax rate	18.8%	20.0%	18.1%

Unrecognized tax positions
(in millions)	2020	2019	2018
Beginning balance at Jan. 1, – gross	$173	$103	$128
Prior period tax positions:
Increases	45	60	6
Decreases	(14)	(3)	(8)
Current period tax positions	15	17	9
Settlements	(100)	(4)	(32)
Ending balance at Dec. 31, – gross	$119	$173	$103

Our total tax reserves as of Dec. 31, 2020 were $119 million compared with $173 million at Dec. 31, 2019. If these tax reserves were unnecessary, $119 million would affect the effective tax rate in future periods. We recognize accrued interest and penalties, if applicable, related to income taxes in income tax expense. Included in the balance sheet at Dec. 31, 2020 is accrued interest, where applicable, of $32 million. The additional tax expense related to interest for the year ended Dec. 31, 2020 was $15 million, compared with $13 million for the year ended Dec. 31, 2019.
It is reasonably possible the total reserve for uncertain tax positions could decrease within the next 12 months by approximately $10 million as a result of adjustments related to tax years that are still subject to examination.
Our federal income tax returns are closed to examination through 2016. Our New York State and New York City income tax returns are closed to examination through 2012. Our UK income tax returns are closed to examination through 2016.